Quarterly Financial Data	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data

16. Quarterly Financial Data (Unaudited)

The following financial information reflects all normal recurring adjustments, which are, in the opinion of management, necessary for a fair statement of the results of the interim periods. Summarized quarterly data for fiscal 2016 and 2015 are as follows (in thousands, except per share data):

	Year ended December 31, 2016
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter
Selected quarterly financial data:
Revenues	$7,214	$7,459	$6,478	$7,084
Gross profit	$5,101	$5,547	$4,680	$5,343
Operating loss	$(3,679)	$(3,907)	$(4,557)	$(3,762)
Net loss	$(3,706)	$(3,279)	$(4,314)	$(3,725)
Net (loss) per share, basic (1)	$(0.32)	$(0.28)	$(0.35)	$(0.30)
Weighted average shares outstanding, basic	11,524	11,741	12,209	12,323
Net (loss) per share, diluted (1)	$(0.32)	$(0.28)	$(0.35)	$(0.30)
Weighted average shares outstanding, diluted	11,524	11,741	12,209	12,323

	Year ended December 31, 2015
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter
Selected quarterly financial data:
Revenues	$10,529	$9,386	$9,586	$10,006
Gross profit	$8,411	$7,315	$7,627	$8,002
Operating income (loss)	$2	$(1,225)	$(768)	$(547)
Net income (loss)	$(10)	$(1,231)	$(770)	$(591)
Net (loss) per share, basic (1)	$(0.00)	$(0.11)	$(0.07)	$(0.05)
Weighted average shares outstanding, basic	11,375	11,564	11,540	11,465
Net (loss) per share, diluted (1)	$(0.00)	$(0.11)	$(0.07)	$(0.05)
Weighted average shares outstanding, diluted	11,375	11,564	11,540	11,465

(1)

Basic and diluted net (loss) per share is computed independently for each of the quarters presented. Therefore, the sum of the quarterly per share amounts will not necessarily equal the total for the year.